Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

02029146

Cert NYS

1-8533

NYSE

RECD S.E.C.
APR 8 2002
081

April 8, 2002

Ms. Krista M. Hughes
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
APR 0 9 2002
THOMSON
FINANCIAL

Dear Ms. Hughes:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, DRS Technologies, Inc., Common Stock and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 8, 2002. Tentative listing date – April 30, 2002.

Sincerely,

Paras Madho